Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

J. Stephen Feinour, Jr.
Partner
jfeinourjr@stradley.com
215.564.8521

January 24, 2025
VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549
Re:	Grayscale Funds Trust (the “Trust”)
File Nos. 333-271770 and 811-23876
Registration Statement on Form N-1A

Dear Sir/Madam:

On behalf of the Trust, and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith, for filing via the EDGAR system, Post-Effective Amendment Nos. 8/16 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Trust is filing this Amendment for the purpose of registering shares of a new series of the Trust designated as the Grayscale Ethereum Premium Income ETF (the “Fund”).

The Trust intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the U.S. Securities and Exchange Commission staff on the Amendment; and (ii) updating certain information contained in the prospectus and statement of additional information relating to the Fund.

The Amendment relates only to the Fund and does not affect the prospectuses or statements of additional information of the Trust’s other series.

Please direct questions and comments relating to this filing to me at the above number or, in my absence, to Mike Mundt at (202) 419-8403 and Shawn Hendricks at (215) 564-8778.
Sincerely,

/s/ J. Stephen Feinour, Jr. J. Stephen Feinour, Jr., Esquire

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